INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES

The Company’s net deferred tax assets, liabilities and valuation allowance as of December 31, 2024 and 2023 are summarized as follows:

	December 31,
	2024	2023
Deferred Tax Assets:
Net operating loss carryforwards	$18,004,100	$14,311,000
Stock-based compensation	8,695,100	15,788,000
Research and development costs	2,694,200	1,676,000
Research and development credits	330,000	330,000
Right-of-use assets	-	25,000
Other	600	4,000
Total Deferred Tax Assets	29,724,000	32,134,000

Deferred Tax Liabilities:
Depreciation	(153,200)	(122,000)
Intangible assets	(41,700)	(47,000)
Lease liability	-	(39,000)
Other	(95,000)	(86,000)
Total Deferred Tax Liabilities	(289,900)	(294,000)

Net Deferred Tax Asset	29,434,100	31,840,000
Less: valuation allowance	$(29,434,100)	$(31,840,000)
Deferred Tax Asset, Net of Valuation Allowance	$-	$-
Change in valuation allowance	$2,405,900	$(4,064,000)

SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

The income tax provision (benefit) as of December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023

Federal:
Current	$-	$-
Deferred	3,567,000	(3,090,000)

State & Local:
Current	-	-
Deferred	(1,161,100)	(974,000)
	2,405,900	(4,064,000)
Change in valuation allowance	(2,405,900)	4,064,000
Income tax provision (benefit)	$-	$-

SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE

A reconciliation of the statutory federal income tax benefit to actual tax benefit for the years ended December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023

Federal statutory rate	21.0%	21.0%
State tax, net of valuation allowance	0.0%	1.7%
Permanent differences	1.0%	7.2%
Tax return to provision adjustment	0.4%	-0.2%
Change in federal valuation allowance	39.7%	-29.7%
Adjustment for stock-based compensation	-62.1%	-%
	0.0%	0.0%